Financial Instruments (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Other financial assets	$ 82,712,237	$ 55,103,591
Cash and cash equivalents	597,081,675	265,568,125	$ 396,389,016	$ 196,369,224
Trade and other current receivable (net)	449,205,296	376,796,973
Accounts receivable from related parties	6,246,605	5,411,461
Total financial assets	1,135,245,813	702,880,150
Financial liabilities
Other financial liabilities	573,651,228	490,457,495	$ 315,818,562
Total financial liabilities measured at amortized cost	1,361,585,950	559,696,202
Lease liabilities		35,161,384
Account payable- trade and other payable	491,336,222	515,552,186
Accounts payable to related entities	34,282,408	26,208,319
Total Financial liabilities	1,927,631,748	1,136,618,091
Fair value with changes in income [member]
Financial liabilities
Lease liabilities		0
Account payable- trade and other payable	0	0
Accounts payable to related entities	0	0
Hedge derivatives [Member]
Financial liabilities
Lease liabilities		0
Account payable- trade and other payable	0	0
Accounts payable to related entities	0	0
Financial libilities measured at amortized cost [member]
Financial liabilities
Lease liabilities		35,161,384
Account payable- trade and other payable	491,336,222	515,552,186
Accounts payable to related entities	34,282,408	26,208,319
Bank borrowings [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	219,577,086	190,661,800
Bank borrowings [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bank borrowings [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bank borrowings [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	219,577,086	190,661,800
Bond payable [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	1,112,554,014	347,828,044
Bond payable [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bond payable [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bond payable [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	1,112,554,014	347,828,044
Financial leases obligations [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	40,427,168
Financial leases obligations [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0
Financial leases obligations [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	40,427,168
Deposits for return of bottles and containers [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	11,912,090	11,980,948
Deposits for return of bottles and containers [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Deposits for return of bottles and containers [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Deposits for return of bottles and containers [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	11,912,090	11,980,948
Derivative financial instruments [Member]
Financial assets
Other financial assets	421,051	9,838,420
Market securities and investments in other companies [Member]
Financial assets
Other financial assets	11,956,585	14,013,076
Derivative designated as hedges [Member]
Financial assets
Other financial assets		31,252,095
Derivative not designated as hedges [Member]
Financial liabilities
Other financial liabilities	3,753,264	411,954
Derivative not designated as hedges [Member] | Fair value with changes in income [member]
Financial liabilities
Other financial liabilities	3,753,264	411,954
Derivative not designated as hedges [Member] | Hedge derivatives [Member]
Financial liabilities
Other financial liabilities	0	0
Derivative not designated as hedges [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Other financial liabilities	0	0
Derivatives designated as hedges [Member]
Financial assets
Other financial assets	70,334,601
Financial liabilities
Other financial liabilities	13,789,496	8,813,456
Derivatives designated as hedges [Member] | Fair value with changes in income [member]
Financial liabilities
Other financial liabilities	0	0
Derivatives designated as hedges [Member] | Hedge derivatives [Member]
Financial liabilities
Other financial liabilities	13,789,496	8,813,456
Derivatives designated as hedges [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Other financial liabilities	0	0
Fair value with changes in income [member]
Financial assets
Other financial assets	12,377,636	23,851,496
Cash and cash equivalents	0	0
Trade and other current receivable (net)	0	0
Accounts receivable from related parties	0	0
Total financial assets	12,377,636	23,851,496
Financial liabilities
Total financial liabilities measured at amortized cost	3,753,264	411,954
Total Financial liabilities	3,753,264	411,954
Fair value with changes in income [member] | Derivative financial instruments [Member]
Financial assets
Other financial assets	421,051	9,838,420
Fair value with changes in income [member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets	11,956,585	14,013,076
Fair value with changes in income [member] | Derivative designated as hedges [Member]
Financial assets
Other financial assets		0
Fair value with changes in income [member] | Derivatives designated as hedges [Member]
Financial assets
Other financial assets	0
Financial Assets Measured At Amortized Cost [Member]
Financial assets
Other financial assets	70,334,601	31,252,095
Cash and cash equivalents	597,081,675	265,568,125
Trade and other current receivable (net)	449,205,296	376,796,973
Accounts receivable from related parties	6,246,605	5,411,461
Total financial assets	70,334,601	31,252,095
Financial liabilities
Total financial liabilities measured at amortized cost	1,344,043,190	550,470,792
Total Financial liabilities	1,910,088,988	1,127,392,681
Financial Assets Measured At Amortized Cost [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member] | Derivative designated as hedges [Member]
Financial assets
Other financial assets		0
Financial Assets Measured At Amortized Cost [Member] | Derivatives designated as hedges [Member]
Financial assets
Other financial assets	0
Hedge derivatives [Member]
Financial assets
Other financial assets	0	0
Cash and cash equivalents	0	0
Trade and other current receivable (net)	0	0
Accounts receivable from related parties	0	0
Total financial assets	1,052,533,576	647,776,559
Financial liabilities
Total financial liabilities measured at amortized cost	13,789,496	8,813,456
Total Financial liabilities	13,789,496	8,813,456
Hedge derivatives [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets	0	0
Hedge derivatives [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets	0	0
Hedge derivatives [Member] | Derivative designated as hedges [Member]
Financial assets
Other financial assets		$ 31,252,095
Hedge derivatives [Member] | Derivatives designated as hedges [Member]
Financial assets
Other financial assets	$ 70,334,601